UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number            811-08266

The India Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices) (Zip code)

SIMPSON THACHER & BARTLETT LLP
425 Lexington Avenue
New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-583 5000

Date of fiscal year end: December 31, 2006

Date of reporting period: June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

THE INDIA FUND, INC.

August 25, 2006

Dear Fund Stockholder,

We are pleased to provide you with the unaudited financial statements of The India Fund, Inc. (the “Fund”) for the six months ended June 30, 2006. The Fund’s net asset value (“NAV”) closed at $35.84 on June 30, 2006, representing an increase of 7.94% (after taking the Fund’s dividend into account) from the Fund’s NAV on December 31, 2005, which was $34.07. The Fund outperformed its benchmark, the IFC Investable Index, which gained 6.99% during the same period.

The year 2006 began on a promising note with almost all emerging markets, including India, seeing continued foreign investor interest. However, a sharp correction in commodity prices together with no let-up from the U.S. Federal Reserve’s interest rate hikes (100 basis points total in the first half) resulted in across-the-board profit-taking mid-way through the second quarter. Indian equities, among the world’s strongest performers over the past three years, were especially hard-hit, plunging 30% peak-to-trough. Nevertheless, with a smart recovery in the final two weeks of June, the Bombay Stock Exchange Sensitive Index (SENSEX) still managed to end with a 12.89% gain for the six months ended June, 2006. Foreign institutional investment in Indian stocks was subdued compared to the first half of 2005 but nevertheless was still positive at $2.5 billion.

During the 2006-07 budget speech, the Indian government reiterated its commitment to further reform and privatization, highlighting key measures to ensure sustained high levels of GDP growth. The impetus was on infrastructure development in partnership with private and foreign participants with the focus on power, roads, and water. The first half of 2006 also saw the privatization process move ahead for two of India’s busiest airports, with contracts awarded to select private companies. We believe in due course this process will be replicated in other sectors as well. In terms of the economy, India’s 9.3% growth rate for the quarter ended March 31, 2006 was a pleasant, positive, surprise. Moreover, we believe the focus on rapidly addressing India’s infrastructure constraints will help maintain a healthy growth rate, going forward.

We believe the Indian equity market’s sharp reaction to global macro economic events clearly indicates not only the continued high level of foreign investment in India but also

THE INDIA FUND, INC.

the real economy’s increasing globalization. We remain extremely positive on the Indian market’s fundamentals in the long run, and do not expect these intermittent corrections to have any negative impact.

On behalf of the Board of Directors, we thank you for your participation and continued support of the Fund. If you have any questions, please do not hesitate to visit our website at www.blackstone.com or call our toll-free number, 1-866-800-8933.

Sincerely,

Prakash Melwani
Director and President

*	Please note that the benchmark is an unmanaged index. Investors cannot directly invest in the index. The index does not reflect transaction costs or manager fees.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. There is no guarantee that the Fund’s or any other investment technique will be effective under all market conditions.

THE INDIA FUND, INC.

Fundamental Periodic Repurchase Policy

The Fund has adopted the following fundamental policy regarding periodic repurchases:

a)
The Fund will make offers to repurchase its shares at semi-annual intervals pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended from time to time (“Offers”). The Board of Directors may place such conditions and limitations on Offers as may be permitted under Rule 23c-3.

b)
14 days prior to the last Friday of the Fund’s first and third fiscal quarters, or the next business day if such Friday is not a business day, will be the deadline (the “Repurchase Request Deadline”) by which the Fund must receive repurchase requests submitted by stockholders in response to the most recent Offer.

c)
The date on which the repurchase price for shares is to be determined (the “Repurchase Pricing Date”) shall occur no later than the last Friday of the Fund’s first and third fiscal quarters, or the next business day if such day is not a business day.

d)	Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3.

(For further details, see Note F to the Financial Statements.)

THE INDIA FUND, INC.

Schedule of Investments	June 30, 2006
(Unaudited)

INDIA (100% of holdings)

COMMON STOCKS (99.78% of holdings)

NUMBER OF SHARES	SECURITY	PERCENT OF HOLDINGS	COST	VALUE

	Apparel Manufacturers	0.19%
415,550	Crew B.O.S. Products, Ltd.		$1,616,140	$1,314,163
59,826	Gokaldas Exports, Ltd.		808,675	787,718

			2,424,815	2,101,881

	Automobiles & Ancilliaries	0.21%
377,264	ANG Auto, Ltd.+		1,613,019	2,345,609

			1,613,019	2,345,609

	Building & Construction	0.23%
37,265	B.L. Kashyap and Sons, Ltd.		749,283	753,070
56,700	Madhucon Projects, Ltd.		269,971	290,643
159,126	Unity Infraprojects, Ltd.+		1,486,941	1,488,782

			2,506,195	2,532,495

	Cement	0.48%
319,198	Associated Cement Cos., Ltd.		3,711,459	5,434,824

			3,711,459	5,434,824

	Computer Hardware	0.35%
1,010,150	NIIT Technologies, Ltd.		3,277,414	3,883,505

			3,277,414	3,883,505

	Computer Services	0.14%
420,307	Allsec Technologies, Ltd.		2,196,432	1,627,275

			2,196,432	1,627,275

	Computer Software & Programming	12.76%
859,360	Geodesic Information Systems, Ltd.		417,002	2,893,154
1,462,608	Infosys Technologies, Ltd.		37,797,393	97,768,229
347,964	KPIT Cummins Infosystems, Ltd.		1,298,558	3,047,330
1,579,118	Satyam Computer Services, Ltd.+		18,567,481	24,400,186
1,342,600	Wipro, Ltd.		7,905,450	14,981,771

			65,985,884	143,090,670

	Computer Training	0.53%
2,266,171	SSI, Ltd.+		5,166,520	5,935,020

			5,166,520	5,935,020

THE INDIA FUND, INC.

Schedule of Investments (continued)	June 30, 2006
(Unaudited)

COMMON STOCKS (continued)

NUMBER OF SHARES	SECURITY	PERCENT OF HOLDINGS	COST	VALUE

	Construction/Building Materials	2.10%
3,358,815	Hindustan Construction Co.		$3,432,952	$8,594,014
2,506,692	IVRCL Infrastructures and Projects, Ltd.		6,214,159	12,386,456
639,200	Prajay Engineers Syndicate		2,146,552	2,621,220

			11,793,663	23,601,690

	Consumer Non-Durables	8.31%
7,413,930	Hindustan Lever, Ltd.		29,487,066	36,892,514
14,218,745	ITC, Ltd.		28,653,404	56,285,106

			58,140,470	93,177,620

	Diagnostic Equipment	0.64%
302,400	Opto Circuits India, Ltd.		4,220,002	2,355,686
1,476,275	Vimta Labs, Ltd.+		6,129,420	4,851,968

			10,349,422	7,207,654

	Diversified Financial Services	0.53%
848,200	Indiabulls Financial Service, Ltd.		3,392,917	4,892,257
1,922,343	Reliance Capital Ventures, Ltd.+		320,147	1,020,879

			3,713,064	5,913,136

	Diversified Industries	10.13%
275,743	Grasim Industries, Ltd.		6,991,727	11,578,630
458,300	Lakshmi Overseas Industries, Ltd.		2,404,956	7,625,061
4,104,343	Reliance Industries, Ltd.		31,913,350	94,384,734

			41,310,033	113,588,425

	Electronics & Electrical Equipment	10.54%
109,000	Bharat Electronics, Ltd.		3,048,340	2,535,600
1,534,012	Bharat Heavy Electricals, Ltd.		14,866,134	65,033,912
600,000	HBL Nife Power Systems, Ltd.		3,412,893	2,570,460
543,104	Jyoti Structures, Ltd.		1,213,814	4,528,619
441,828	Kei Industries, Ltd.		3,367,451	2,835,799
734,159	Mather & Platt Pumps, Ltd.+		3,629,938	2,260,361
1,012,760	Siemens India, Ltd.		6,537,225	19,473,193
2,159,203	Sterlite Industries India, Ltd.		9,716,336	19,031,377

			45,792,131	118,269,321

THE INDIA FUND, INC.

Schedule of Investments (continued)	June 30, 2006
(Unaudited)

COMMON STOCKS (continued)

NUMBER OF SHARES	SECURITY	PERCENT OF HOLDINGS	COST	VALUE

	Energy	0.57%
281,100	Suzlon Energy, Ltd.		$3,260,798	$6,398,627

			3,260,798	6,398,627

	Engineering	5.87%
237,549	ABB, Ltd.		2,737,816	12,878,417
667,360	Bharat Earth Movers, Ltd.		4,803,023	14,296,637
105,082	Elecon Engineering Co., Ltd.		2,679,816	2,380,550
496,795	Gammon India, Ltd.		2,454,731	3,773,441
2,459,000	Jaiprakash Associates, Ltd.		10,028,743	21,051,582
2,010,790	Thermax, Ltd.		1,481,800	11,438,443

			24,185,929	65,819,070

	Extractive Industries	4.84%
241,130	National Aluminium Company, Ltd.		1,609,537	1,189,938
2,207,941	Oil and Natural Gas Corp., Ltd.		41,026,526	53,138,771

			42,636,063	54,328,709

	Finance	12.74%
706,200	Bank of Baroda		4,147,957	3,049,360
1,948,750	Bank of India		5,991,022	4,313,154
1,029,400	Canara Bank, Ltd.		6,505,140	4,489,651
1,150,743	HDFC Bank, Ltd.		13,392,008	19,774,334
1,578,040	Housing Development Finance Corp., Ltd.		16,130,981	38,731,216
3,031,041	ICICI Bank, Ltd.		20,765,817	32,087,954
42,500	ICICI Bank, Ltd. Sponsored ADR+		1,172,738	1,005,125
4,814,565	Infrastructure Development Finance Co., Ltd.		5,715,813	5,667,885
800,131	Punjab National Bank, Ltd.		8,552,443	5,657,746
1,263,240	South Indian Bank, Ltd.		2,043,919	1,493,993
779,600	State Bank of India		3,739,888	12,317,138
45,550	State Bank of India GDR		525,435	1,786,198
2,169,050	Syndicate Bank		4,732,143	2,353,259
1,263,650	UTI Bank, Ltd.		6,932,486	7,321,430
500,000	UTI Bank, Ltd. 144A GDR		2,955,000	2,850,000

			103,302,790	142,898,443

THE INDIA FUND, INC.

Schedule of Investments (continued)	June 30, 2006
(Unaudited)

COMMON STOCKS (continued)

NUMBER OF SHARES	SECURITY	PERCENT OF HOLDINGS	COST	VALUE

	Food	0.42%
1,425,516	Dhampur Sugar Mills, Ltd.		$4,975,447	$4,731,078

			4,975,447	4,731,078

	Hotels & Leisure	0.90%
979,757	Hotel Leelaventure, Ltd.		1,758,144	5,635,092
182,073	Indian Hotels Co., Ltd.		4,100,137	4,521,572

			5,858,281	10,156,664

	Household Appliances	0.89%
594,360	Voltas, Ltd.		3,421,932	9,987,546

			3,421,932	9,987,546

	Media	0.06%
279,200	Balaji Telefilms, Ltd.+		601,721	657,672

			601,721	657,672

	Metal – Aluminum	0.89%
3,208,697	Hindalco Industries, Ltd.		6,852,126	10,040,356

			6,852,126	10,040,356

	Metal – Diversified	1.27%
1,817,555	Ahmednagar Forgings, Ltd.+		6,785,343	6,377,382
647,750	Hindustan Zinc, Ltd.		7,854,783	7,847,145

			14,640,126	14,224,527

	Petroleum Related	0.63%
559,989	Indian Oil Corp., Ltd.		3,967,877	4,865,239
487,220	Shiv-Vani Oil & Gas Exploration+		2,557,603	2,154,075

			6,525,480	7,019,314

	Pharmaceuticals	3.43%
287,210	Aurobindo Pharma, Ltd.		4,041,797	3,632,233
1,180,745	Dishman Pharmaceuticals, Ltd.		3,674,993	4,313,669
804,393	Dr. Reddy’s Laboratories, Ltd.		23,994,333	22,258,833
146,150	Lupin, Ltd.		3,308,345	2,841,100
362,600	Orchid Chemicals & Pharmaceuticals, Ltd.		1,481,690	1,459,379
232,712	Sun Pharmaceutical Industries, Ltd.		2,502,015	3,996,894

			39,003,173	38,502,108

THE INDIA FUND, INC.

Schedule of Investments (continued)	June 30, 2006
(Unaudited)

COMMON STOCKS (continued)

NUMBER OF SHARES	SECURITY	PERCENT OF HOLDINGS	COST	VALUE

	Printing, Paper & Packaging	0.09%
600,000	Business India Publications		$1,003,792	$977,411

			1,003,792	977,411

	Retail Stores	0.03%
341,900	SB&T International, Ltd.		895,066	328,607

			895,066	328,607

	Shipping	0.73%
1,105,400	Bharati Shipyard, Ltd.		4,040,058	8,235,278

			4,040,058	8,235,278

	Steel	2.98%
503,926	Jindal Saw, Ltd.		4,490,459	2,880,281
574,245	Jindal Steel & Power, Ltd.		14,540,434	17,541,663
588,672	Shree Precoated Steels, Ltd.+		3,116,364	2,148,704
2,100,000	Sujana Metals Products, Ltd.+		2,969,552	2,972,111
676,591	Tata Steel, Ltd.		6,329,637	7,837,228

			31,446,446	33,379,987

	Telecommunications	5.52%
5,132,210	Bharti Airtel, Ltd.+		23,472,402	41,244,954
3,835,121	Reliance Communication, Ltd.+		19,076,228	20,737,476

			42,548,630	61,982,430

	Telecommunications Equipment	0.69%
2,397,890	GTL, Ltd.		8,277,253	7,794,184
1	Shyam Telecom, Ltd.+		14	1

			8,277,267	7,794,185

	Televisions	0.35%
348,022	Television Eighteen India, Ltd.+		3,430,280	3,912,224

			3,430,280	3,912,224

	Textiles	0.04%
134,450	Bombay Rayon Fashion, Ltd.+		403,607	506,962

			403,607	506,962

THE INDIA FUND, INC.

Schedule of Investments (concluded)	June 30, 2006
(Unaudited)

COMMON STOCKS (continued)

NUMBER OF SHARES	SECURITY	PERCENT OF HOLDINGS	COST	VALUE

	Vehicle Components	1.70%
2,983,425	Amtek Auto, Ltd.		$10,032,082	$19,051,411

			10,032,082	19,051,411

	Vehicles	8.20%
310,900	Bajaj Auto, Ltd.		12,893,475	18,481,465
842,288	Hero Honda Motors, Ltd.		11,376,682	14,480,255
1,194,970	Mahindra & Mahindra, Ltd.		6,954,131	16,121,973
2,483,897	Tata Motors, Ltd.		27,696,207	42,861,251

			58,920,495	91,944,944

	TOTAL COMMON STOCKS		674,242,110	1,121,586,678

RIGHTS (0.02% of holdings)

	Electronics & Electrical Equipment	0.02%
60,000	HBL Nife Power Systems, Ltd. Rights		—	188,054

			—	188,054

	TOTAL RIGHTS		—	188,054

	TOTAL INVESTMENTS*	100.00%	$674,242,110	$1,121,774,732

Footnotes and Abbreviations
ADR — American Depository Receipt
GDR — Global Depository Receipts
+	Non income producing.
*	As of June 30, 2006, the aggregate cost for federal income tax purposes was $676,293,750. The aggregate gross unrealized appreciation (depreciation) for all securities was as follows:

Excess of value over tax cost	$472,436,894
Excess of tax cost over value	(26,955,912)

$445,480,982

See accompanying notes to financial statements.

THE INDIA FUND, INC.

Statement of Assets and Liabilities	June 30, 2006
(Unaudited)

ASSETS
Investments, at value (Cost $674,242,110)	$1,121,774,732
Cash (including Indian Rupees of $16,148,061, with a cost of $16,147,948)	18,198,551
Receivables:
Dividends	2,792,469
Interest	2,292
Securities sold	2,700,401
Prepaid expenses	240,902

Total Assets	1,145,709,347

LIABILITIES
Accrued income tax expense payable	4,956,314
Payable for securities purchased	3,461,986
Due to Investment Manager	894,613
Due to Administrator	182,714
Accrued Custodian fees	73,465
Accrued expenses	169,493

Total Liabilities	9,738,585

Net Assets	$1,135,970,762

NET ASSET VALUE PER SHARE ($1,135,970,762 / 31,695,662
shares issued and outstanding)	$35.84

NET ASSETS CONSIST OF:
Capital stock, $0.001 par value; 35,068,462 shares issued (100,000,000 shares authorized)	$35,068
Paid-in capital	582,861,705
Cost of 3,523,737 shares repurchased	(56,813,859)
Accumulated net investment loss	(5,906,422)
Accumulated net realized gain on investments	168,264,428
Net unrealized appreciation in value of investments, foreign currency holdings and on translation of other assets and liabilities denominated in foreign currency	447,529,842

$1,135,970,762

See accompanying notes to financial statements.

THE INDIA FUND, INC.

Statement of Operations	For the Six Months Ended June 30, 2006 (Unaudited)

Investment Income
Dividends (net of Indian taxes withheld of $48)		$6,824,940
Interest		51,996

Total investment income		6,876,936

Expenses
Management fees	5,922,981
Administration fees	1,232,610
Printing	878,345
Legal fees	380,567
Insurance	190,813
Audit fees and tax fees	170,480
Custodian fees	141,909
Directors’ fees	93,770
Transfer agent fees	24,841
NYSE fees	14,440
ICI fees	13,152
Miscellaneous expenses	107

Total expenses		9,064,015

Net investment loss		(2,187,079)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Holdings and Translation of Other Assets and Liabilities Denominated in Foreign Currency:
Net realized gain (loss) on:
Security transactions		141,043,596
Foreign currency related transactions		(720,115)

		140,323,481

Net change in unrealized depreciation in value of investments, foreign currency holdings and translation of other assets and liabilities denominated in foreign currency		(67,897,041)

Net realized and unrealized gain on investments, foreign currency holdings and translation of other assets and liabilities denominated in foreign currency		72,426,440

Net increase in net assets resulting from operations before income taxes		70,239,361

Reversal of income tax expense relating to 2004 (see Note B)		20,551,036

Net increase in net assets resulting from operations after income taxes		$90,790,397

See accompanying notes to financial statements.

THE INDIA FUND, INC.

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2006	For the Year Ended December 31, 2005
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$(2,187,079)	$1,126,333
Net realized gain on investments and foreign currency related transactions	140,323,481	167,065,716
Net change in unrealized appreciation (depreciation) in value of investments, foreign currency holdings and translation of other assets and liabilities denominated in foreign currency	(67,897,041)	197,657,985

Net increase in net assets resulting from operations before income taxes	70,239,361	365,850,034

Income tax (expense) reversal relating to 2004 (see Note B)	20,551,036	(25,507,350)

Net increase in net assets resulting from operations after income taxes	90,790,397	340,342,684

Distribution to shareholders
Net investment income ($0.12 and $0.06 per share, respectively)	(3,802,632)	(1,908,338)
Short term capital gains ($0.00 and $0.51 per share, respectively)	—	(16,220,875)
Long term capital gains ($0.95 and $3.89 per share, respectively)	(30,104,165)	(123,723,932)

Decrease in net assets resulting from distributions	(33,906,797)	(141,853,145)

Capital Share Transactions
Reinvestments
(7,067 and 33,894 shares at $52.83 and $39.14 per share, and 9,936 shares at $26.49 per share, respectively)	1,699,994	263,210
Exercise of Rights
(0 and 9,433,738 shares at $26.50 per share, respectively, net of expenses of $103,539 and $572,549, respectively)	(103,539)	249,421,508
Shares repurchased under Repurchase Offer (150,937 and 279,012 shares, respectively) (net of repurchase fee of $123,919 and $179,279, respectively)
(including expenses of $151,493 and $347,439, respectively)	(6,223,543)	(9,132,159)

Net increase (decrease) in net assets resulting from capital share transactions	(4,627,088)	240,552,559

Total increase in net assets	52,256,512	439,042,098

NET ASSETS
Beginning of period	1,083,714,250	644,672,152

End of period (including undistributed net investment income of $0 and $83,289 respectively)	$1,135,970,762	$1,083,714,250

See accompanying notes to financial statements.

THE INDIA FUND, INC.

Financial Highlights
For a Share Outstanding throughout Each Period

	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended Dec. 31, 2005	For the Year Ended Dec. 31, 2004	For the Year Ended Dec. 31, 2003	For the Year Ended Dec. 31, 2002	For the Year Ended Dec. 31, 2001

Per Share Operating Performance
Net asset value, beginning of year	$34.07	$28.47	$23.76	$12.72	$11.93	$16.18

Net investment income (loss)	(0.07)[2]	0.04 [2]	0.08 [2]	0.11 [2]	0.09	0.07
Net realized and unrealized gain (loss) on investments, foreign currency holdings, and translation of other assets and liabilities denominated in foreign currency	2.26	11.35	6.14	11.00	0.76	(4.29)
Income tax (expense) reversal	0.65 [4]	(0.80)[3]	—	—	—	—

Net increase (decrease) from investment operations after income taxes	2.84	10.59	6.22	11.11	0.85	(4.22)

Less: dividends and distributions
Dividends from:
Net investment income	(0.12)	(0.06)	(0.01)	(0.13)	(0.09)	(0.07)
Short term capital gains	—	(0.51)	—	—	—	—
Long term capital gains	(0.95)	(3.89)	(1.51)	—	—	—

Total dividends and distributions	(1.07)	(4.46)	(1.52)	(0.13)	(0.09)	(0.07)

Capital share transactions
Anti-dilutive (dilutive) effect of Share Repurchase Program	— [5]	(0.01)	0.01	0.06	0.01	0.04
Anti-dilutive effect of Tender Offer	—	—	—	—	0.02	—
Dilutive effect of Rights Offer	—	(0.52)	—	—	—	—

Total capital share transactions	—	(0.53)	0.01	0.06	0.03	0.04

Net asset value, end of period	$35.84	$34.07	$28.47	$23.76	$12.72	$11.93

Per share market value, end of period	$46.19	$39.73	$29.63	$25.20	$10.59	$9.50

Total Investment Return Based on: Market Value [1]	18.75%	49.32%	23.51%	139.04%	12.36%	(20.69)%

Net Asset Value	7.94%	35.12%	26.34%	88.44%	10.79%	(27.70)%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$1,135,971	$1,083,714	$644,672	$556,811	$350,838	$366,491
Ratios of expenses after income taxes to average net assets	(1.87)%[6]	4.13%	1.64%	1.76%	1.73%	1.70%
Ratios of expenses before income taxes to average net assets	1.47%[6]	1.49%	1.64%	1.76%	1.73%	1.70%
Ratios of net investment income (loss) to average net assets	(0.36)%[6]	0.12%	0.33%	0.72%	0.65%	0.57%
Portfolio turnover	21.18%	50.28%	35.90%	33.89%	39.36%	16.06%

See accompanying notes to financial statements.

THE INDIA FUND, INC.

Financial Highlights (concluded)

For a Share Outstanding throughout Each Period

1
Total investment return is calculated assuming a purchase of common stock at the market price on the first day and a sale at the market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges and is not annualized. Past performance is not a guarantee of future results.

2	Based on average shares outstanding.

3
A provision of $25,507,350 was made for U.S. Federal income tax purposes. This provision was made as the Fund may not have qualified as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code for the taxable year ended December 31, 2004.

4	A reversal $20,551,036 has been made to the prior year’s tax provision described above (see Note B).

5	Less than $0.01 per share.

6	Annualized.

See accompanying notes to financial statements.

THE INDIA FUND, INC.

Notes to Financial Statements
June 30, 2006 (Unaudited)

NOTE A: ORGANIZATION

The India Fund, Inc. (the “Fund”) was incorporated in Maryland on December 27, 1993, and commenced operations on February 23, 1994. The Fund operates through a branch in the Republic of Mauritius. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund’s investment objective is long-term capital appreciation by investing primarily in Indian equity securities.

NOTE B: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), and are consistently followed by the Fund in the preparation of its financial statements.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

Significant accounting policies are as follows:

Portfolio Valuation. Investments are stated at value in the accompanying financial statements. All securities for which market quotations are readily available are valued at:

(i)	the last sales price prior to the time of determination, if there was a sale on the date of determination,

(ii)	at the mean between the last current bid and asked prices, if there was no sales price on such date and bid and asked quotations are available, and

(iii)	at the bid price if there was no sales price on such date and only bid quotations are available.

Securities that are traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. Securities for which sales prices and bid and asked quotations are not available on the date of determination may be valued at the most recently available prices or quotations under policies adopted by the Board of Directors. Investments in short-term debt securities having a maturity of 60 days or less are valued at amortized cost which approximates market value. Securities for which market values are not readily ascertainable are carried at fair value as determined in good faith by or under the supervision of the Board of Directors. The net asset value per share of the Fund is calculated weekly and at the end of each month.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for

THE INDIA FUND, INC.

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

both financial reporting and income tax reporting purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date or, using reasonable diligence, when known. The collectibility of income receivable from Indian securities is evaluated periodically, and any resulting allowances for uncollectible amounts are reflected currently in the determination of investment income.

Tax Status. No provision is made for U.S. federal income or excise taxes for 2005 as it is the Fund’s intention to continue to qualify as a regulated investment company under subchapter M of the Internal Revenue Code and to make the requisite distributions to its shareholders that will be sufficient to relieve it from all or substantially all federal income and excise taxes.

For the year ended December 31, 2005, a provision of $25,507,350 was made for U.S. Federal income tax purposes as the Fund may not have qualified as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code for the taxable year ended December 31, 2004. In order to preserve the Fund’s status as a RIC under Subchapter M of the Internal Revenue Code for the taxable year ended December 31, 2004, on April 20, 2006 the Fund distributed a deficiency dividend to shareholders in the amount of $1.07 per share, of which $0.95 per share was designated as a Capital Gain Dividend. Under the deficiency dividend procedure, the maximum amount that the Fund will be obligated to pay to the IRS in interest and penalties is approximately $4,956,314. Accordingly, a reversal of $20,551,036 has been made to the prior year’s tax provision.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the year ended December 31, 2005:

Ordinary income	$18,129,213
Long term capital gains	123,723,932

Total	$141,853,145

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)	value of investment securities, assets and liabilities at the prevailing rates of exchange on the valuation date; and

(ii)	purchases and sales of investment securities and investment income at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund generally does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are

THE INDIA FUND, INC.

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

categorized as foreign currency gains or losses for federal income tax purposes. The Fund reports certain realized foreign exchange gains and losses as components of realized gains and losses for financial reporting purposes, whereas such amounts are treated as ordinary income for federal income tax reporting purposes.

Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in foreign exchange rates. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, and the fact that foreign securities markets may be smaller and have less developed and less reliable settlement and share registration procedures.

Distribution of Income and Gains. The Fund intends to distribute annually to shareholders substantially all of its net investment income, including foreign currency gains, and to distribute annually any net realized gains after the utilization of available capital loss carryovers. An additional distribution may be made to the extent necessary to avoid payment of a 4% federal excise tax.

Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of each fiscal year with the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized capital gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of additional paid-in capital.

NOTE C: MANAGEMENT, INVESTMENT ADVISORY, ADMINISTRATIVE SERVICES AND DIRECTORS

Blackstone Asia Advisors L.L.C. (“Blackstone Advisors”), an affiliate of The Blackstone Group (“Blackstone”), serves as the Fund’s Investment Manager under the terms of a management agreement dated March 16, 2006 (the “Management Agreement”). Blackstone Fund Services India Private Limited (“Blackstone India”), an affiliate of Blackstone, serves as the Fund’s Country Adviser under the terms of a country advisory agreement dated March 16, 2006 (the “Country Advisory Agreement”). Pursuant to the Management Agreement, Blackstone Advisors supervises the Fund’s investment program and is responsible on a day-to-day basis for investing the Fund’s portfolio in accordance with its investment objective and policies. Pursuant to the Country Advisory Agreement, Blackstone India provides statistical and factual information and research regarding economic and political factors and

THE INDIA FUND, INC.

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

investment opportunities in India to Blackstone Advisors. For its services, Blackstone Advisors receives monthly fees at an annual rate of: (i) 1.10% for the first $500,000,000 of the Fund’s average weekly net assets; (ii) 0.90% for the next $500,000,000 of the Fund’s average weekly net assets; (iii) 0.85% for the next $500,000,000 of the Fund’s average weekly net assets; and (iv) 0.75% of the Fund’s average weekly net assets in excess of $1,500,000,000. Blackstone India receives from Blackstone Advisors a monthly fee at an annual rate of 0.10% of the Fund’s average weekly net assets. For the six months ended June 30, 2006, the Fund paid a total of $5,922,981 in management fees to Blackstone Advisors.

Blackstone Advisors also serves as the Fund’s Administrator pursuant to an administration agreement dated January 1, 2006. Blackstone Advisors provides certain administrative services to the Fund. For its services, Blackstone Advisors receives a fee that is computed monthly and paid quarterly at an annual rate of: (i) 0.20% of the value of the Fund’s average monthly net assets for the first $1,500,000,000 of the Fund’s average monthly net assets and (ii) 0.15% of the value of the Fund’s average monthly net assets in excess of $1,500,000,000 of the Fund’s average monthly net assets. For the six months ended June 30, 2006, the Fund paid a total of $1,218,497 in administrative fees to Blackstone Advisors. Blackstone Advisors subcontracts certain of these services to PFPC Inc.

In addition, Multiconsult Ltd. (the “Mauritius Administrator”) provides certain administrative services relating to the operation and maintenance of the Fund in Mauritius. The Mauritius Administrator receives a monthly fee of $1,500 and is reimbursed for certain additional expenses. For the six months ended June 30, 2006, fees and expenses of the Mauritius Administrator amounted to $14,113.

The Fund pays each of its directors who is not a director, officer or employee of Blackstone Advisors, Blackstone India or any affiliate thereof (each “Independent Director”) an annual fee of $20,000. The Fund pays an additional annual fee of $10,000 to the Chairman of the Fund. The Fund also pays each Independent Director a fee of (i) $2,000 for each in-person meeting, including each in-person committee meeting; (ii) $4,000 for traveling to Mauritius to attend an in-person meeting; (iii) $1,000 for each telephonic meeting of thirty minutes or less; and (iv) $1,500 for each telephonic meeting lasting over thirty minutes. In addition, the Fund reimburses all directors for travel and out-of-pocket expenses incurred in connection with Board of Directors meetings.

NOTE D: PORTFOLIO ACTIVITY

Purchases and sales of securities, other than short-term obligations, aggregated $255,904,823 and $304,847,499 respectively, for the six months ended June 30, 2006.

NOTE E: FOREIGN INCOME TAX

The Fund conducts its investment activities in India as a tax resident of Mauritius and expects to obtain benefits under the double taxation treaty between Mauritius and India (the “tax treaty” or “treaty”). To obtain benefits under the tax treaty, the Fund must meet certain tests and conditions, including the

THE INDIA FUND, INC.

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

establishment of Mauritius tax residence and related requirements. The Fund has obtained a certificate from the Mauritian authorities that it is a resident of Mauritius under the tax treaty between Mauritius and India. Under current regulations, a fund which is a tax resident in Mauritius under the treaty, but has no branch or permanent establishment in India, will not be subject to capital gains tax in India on the sale of securities or to tax on dividends paid by Indian companies. The Fund is subject to and accrues Indian withholding tax on interest earned on Indian securities at the rate of 20.91%.

The Fund will, in any year that it has taxable income for Mauritius tax purposes, elect to pay tax on its net income for Mauritius tax purposes at any rate between 0% and 35%.

The Fund continues to: (i) comply with the requirements of the tax treaty between India and Mauritius; (ii) be a tax resident of Mauritius; and (iii) maintain that its central management and control resides in Mauritius, and therefore management believes that the Fund will be able to obtain the benefits of the tax treaty between India and Mauritius. Accordingly, no provision for Indian income taxes has been made in accompanying financial statements of the Fund for taxes related to capital gains or dividends.

The foregoing is based upon current interpretation and practice and is subject to future changes in Indian or Mauritian tax laws and in the treaty between India and Mauritius.

NOTE F: QUARTERLY REPURCHASE OFFERS

In February 2003, the Board of Directors approved, subject to stockholder approval, a fundamental policy whereby the Fund would adopt an “interval fund” structure pursuant to Rule 23c-3 under the 1940 Act. Stockholders of the Fund approved the policy on April 30, 2003. As an interval fund, the Fund makes semi-annual repurchase offers at net asset value (less a 2% repurchase fee) to all Fund stockholders. The percentage of outstanding shares that the Fund can repurchase in each offer is established by the Fund’s Board of Directors shortly before the commencement of each semi-annual offer and is between 5% and 25% of the Fund’s then-outstanding shares.

THE INDIA FUND, INC.

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

During the six months ended June 30, 2006, the results of the semi-annual repurchase offer were as follows:

Repurchase Offer #6

Commencement Date	February 24, 2006
Expiration Date	March 17, 2006
Repurchase Offer Date	March 24, 2006
% of Issued and Outstanding Shares of Common Stock	5%
Shares Validly Tendered	150,937.1444
Final Pro-ration Odd Lot Shares	0.00
Final Pro-ration Non-Odd Lot Shares	0.000
% of Non-Odd Lot Shares Accepted	0.00000%
Shares Accepted for Tender	150,937.1444
Net Asset Value as of Repurchase Offer Date ($)	41.05
Repurchase Fee per Share ($)	0.8210
Repurchase Offer Price ($)	40.2290
Repurchase Fee ($)	123,919
Expenses ($)	151,493
Total Cost ($)	6,223,543

THE INDIA FUND, INC.

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

During the year ended December 31, 2005, the results of the semi-annual repurchase offer were as follows:

	Repurchase Offer #4	Repurchase Offer #5

Commencement Date	February 23, 2005	August 26, 2005
Expiration Date	March 14, 2005	September 16, 2005
Repurchase Offer Date	March 28, 2005	September 23, 2005
% of Issued and Outstanding Shares of Common Stock	5%	5%
Shares Validly Tendered	110,112.1312	168,899.7396
Final Pro-ration Odd Lot Shares	0.00	0.00
Final Pro-ration Non-Odd Lot Shares	0.000	0.000
% of Non-Odd Lot Shares Accepted	0.00000%	0.00000%
Shares Accepted for Tender	110,112.1312	168,899.7396
Net Asset Value as of Repurchase Offer Date ($)	27.20	35.34
Repurchase Fee per Share ($)	0.5440	0.7068
Repurchase Offer Price ($)	26.6540	34.6347
Repurchase Fee ($)	59,901	119,378
Expenses ($)	126,781	220,658
Total Cost ($)	3,061,709	6,070,450

THE INDIA FUND, INC.

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

During the year ended December 31, 2004, the results of the semi-annual repurchase offer were as follows:

	Repurchase Offer #2	Repurchase Offer #3

Commencement Date	February 20, 2004	August 20, 2004
Expiration Date	March 12, 2004	September 10, 2004
Repurchase Offer Date	March 19, 2004	September 17, 2004
% of Issued and Outstanding Shares of Common Stock	0.6%	2.8%
Shares Validly Tendered	132,437.366	661,852.704
Final Pro-ration Odd Lot Shares	607.12	989.70
Final Pro-ration Non-Odd Lot Shares	131,830.166	652,393.000
% of Non-Odd Lot Shares Accepted	11.12700%	1.78600%
Shares Accepted for Tender	132,437.366	661,852.704
Net Asset Value as of Repurchase Offer Date ($)	22.74	23.26
Repurchase Fee per Share ($)	0.4548	0.4652
Repurchase Offer Price ($)	22.2852	22.7948
Repurchase Fee ($)	60,232	307,894
Expenses ($)	127,333	65,809
Total Cost ($)	3,078,726	15,152,609

THE INDIA FUND, INC.

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

NOTE G: 2005 RIGHTS OFFER

On December 17, 2004, the Fund commenced a rights offering and issued to stockholders as of December 17, 2004 one right for each share of common stock held. The rights were not transferable and, consequently, were not listed on any exchange. The rights entitled holders to subscribe for an aggregate of 7,546,991 shares of the Fund’s common stock. In addition, the Fund had the option of issuing additional shares in an amount up to 25% of the shares that were available in the primary offering, or 1,886,747 shares, for an aggregate total of 9,433,738 shares. The offer expired on January 31, 2005. The Fund sold 9,433,738 shares at the subscription price per share of $26.50 (representing 95% of the Fund’s net asset value per share on the expiration date of the offer). The total proceeds of the rights offering were $249,994,057 and the Fund incurred costs to date of $572,549.

NOTE H: CONCENTRATION OF RISKS

At June 30, 2006, substantially all of the Fund’s net assets were invested in Indian securities. The Indian securities markets are among other things substantially smaller, less developed, less liquid, subject to less regulation and more volatile than the securities markets in the United States. Consequently, and as further discussed above, acquisitions and dispositions of securities by the Fund involve special risks and considerations not present with respect to U.S. securities. At June 30, 2006, the Fund has a concentration of its investment in computer, finance, and diversified industries. The values of such investments may be affected by changes in such industry sectors.

Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in foreign exchange. Foreign security and currency transactions involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibilities of political or economic instability, the fact that foreign securities markets may be smaller and less developed, and the fact that securities, tax and corporate laws may have only recently developed or are in developing stages, and laws may not exist to cover all contingencies or to protect investors adequately.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations and warranties and which may provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.

NOTE I: RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (the “Interpretation”).

THE INDIA FUND, INC.

Notes to Financial Statements (concluded)
June 30, 2006 (Unaudited)

The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open years as of the date of effectiveness. Management has recently begun to evaluate the tax application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements.

NOTE J: SUBSEQUENT EVENT: 2006 RIGHTS OFFER

On July 3, 2006, the Fund commenced a rights offering. The offer expired on August 4, 2006. Pursuant to the offer, holders of the Fund’s common stock on July 3, 2006 were able to subscribe for an aggregate of 13,206,525 shares at the subscription price per share of $34.00 (representing 95% of the Fund’s net asset value per share on the expiration date of the offer).

The Fund previously conducted a rights offering in 2005 (see Note G).

THE INDIA FUND, INC.

Results of Annual Meeting of Stockholders

Results of Special Meeting of Stockholders

SPECIAL MEETING

The Fund held a Special Meeting of Stockholders on March 16, 2006. At the meeting, stockholders approved a new management agreement between Blackstone Asia Advisors L.L.C. and the Fund as well as a new country advisory agreement between Blackstone Asia Advisors L.L.C. and Blackstone Fund Services India Private Limited with respect to the Fund. The following tables provide information concerning the matters voted on at the meeting:

I.	Approval of a New Management Agreement between Blackstone Asia Advisors L.L.C. and the Fund

Votes For	Votes Against	Votes Abstained	Non-Voting Shares	Total Voting and Non- Voting Shares

14,970,317	328,137	1,066,112	15,441,071	31,805,637

II.	Approval of a New Country Advisory Agreement between Blackstone Asia Advisors L.L.C. and Blackstone Fund Services India Private Limited

Votes For	Votes Against	Votes Abstained	Non-Voting Shares	Total Voting and Non- Voting Shares

14,951,374	319,028	1,094,164	15,441,071	31,805,637

Results of Annual Meeting of Stockholders

ANNUAL MEETING

The fund held its Annual Meeting of Stockholders on April 28, 2006. At the meeting, stockholders elected the nominees proposed for election to the Fund’s Board of Directors. The following tables provide information concerning the matters voted on at the meeting:

I. Election of Directors

	Votes For	Votes Withheld	Non-Voting Shares	Total Voting and Non- Voting Shares
Nominee

Lawrence K. Becker	24,588,015	193,443	6,907,136	31,688,594
Peter G. Peterson	24,474,432	307,026	6,907,136	31,688,594
Jeswald W. Salacuse	24,532,595	248,863	6,907,136	31,688,594
Prakash A. Melwani	24,590,183	191,275	6,907,136	31,688,594

THE INDIA FUND, INC.

Results of Annual Meeting of Stockholders (continued)

At June 30, 2006, in addition to Lawrence K. Becker, Peter G. Peterson, Jeswald W. Salacuse and Prakash A. Melwani, the other directors of the Fund were as follows:

Leslie H. Gelb
J. Marc Hardy
Stephane R. F. Henry
Luis F. Rubio

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Fund’s toll free number at 1-866-800-8933 and at the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, 2006 is available, without charge, upon request, by calling the Fund’s toll free number at 1-866-800-8933 and at the Securities and Exchange Commission website at http://www.sec.gov.

The Fund’s CEO has submitted to the NYSE the required annual certification and, the Fund also has included the certifications of the Fund’s CEO and CFO required by Section 302 and Section 906 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC, for the period of this report.

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, 87% of the Fund’s income represents qualified ordinary income distributions subject to the 15% rate category.

THE INDIA FUND, INC.

Dividends and Distributions

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The Fund intends to distribute annually to shareholders substantially all of its net investment income, and to distribute any net realized capital gains at least annually. Net investment income for this purpose is income other than net realized long and short-term capital gains net of expenses.

Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the “Plan”), shareholders whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by the Plan Agent in Fund shares pursuant to the Plan, unless such shareholders elect to receive distributions in cash. Shareholders who elect to receive distributions in cash will receive all distributions in cash paid by check in dollars mailed directly to the shareholder by the dividend paying agent. In the case of shareholders such as banks, brokers or nominees that hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholders as representing the total amount registered in such shareholders’ names and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares registered in the name of a bank, broker or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the shareholders in administering the Plan. If the directors of the Fund declare an income dividend or a capital gains distribution payable either in the Fund’s Common Stock or in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive Common Stock, to be issued by the Fund or purchased by the Plan Agent in the open market, as provided below. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants at net asset value; provided, however, that if the net asset value is less than 95% of the market price on valuation date, then such shares will be issued at 95% of the market price. The valuation date will be the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next preceding trading day. If net asset value exceeds the market price of Fund shares at such time, or if the Fund should declare an income dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts on, or shortly after, the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of a Fund share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund’s shares, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund on the dividend payment date.

THE INDIA FUND, INC.

Dividends and Distributions (continued)

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

Because of the forgoing difficulty with respect to open market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and shareholders will receive the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.

Participants have the option of making additional cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in the Fund’s Common Stock. The Plan Agent will use all such funds received from participants to purchase Fund shares in the open market on or about February 15.

Any voluntary cash payment received more than 30 days prior to this date will be returned by the Plan Agent, and interest will not be paid on any uninvested cash payment. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan.

There is no charge to participants for reinvesting dividends or capital gains distributions or voluntary cash payments. The Plan Agent’s fees for the reinvestment of dividends and capital gains distributions and voluntary cash payments will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends and capital gains distributions and voluntary cash payments made by the participant. Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, because the Plan Agent will be purchasing stock for all participants in blocks and prorating the lower commissions thus attainable.

THE INDIA FUND, INC.

Dividends and Distributions (concluded)

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The receipt of dividends and distributions under the Plan will not relieve participants of any income tax that may be payable on such dividends or distributions.

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to members of the Plan at least 30 days before the record date for such dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent, but (except when necessary or appropriate to comply with applicable law, rules or policies of a regulatory authority) only by at least 30 days’ written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43027, Westborough, Massachusetts 01581.

THE INDIA FUND, INC.

PRIVACY POLICY OF
BLACKSTONE ASIA ADVISORS L.L.C.

YOUR PRIVACY IS PROTECTED

An important part of our commitment to you is our respect for your right to privacy. Protecting all the information we are either required to gather or which accumulates in the course of doing business with you is a cornerstone of our relationship with you. While the range of products and services we offer continues to expand, and the technology we use continues to change, our commitment to maintaining standards and procedures with respect to security remains constant.

COLLECTION OF INFORMATION

The primary reason that we collect and maintain information is to more effectively administer our customer relationship with you. It allows us to identify, improve and develop products and services that we believe could be of benefit. It also permits us to provide efficient, accurate and responsive service, to help protect you from unauthorized use of your information and to comply with regulatory and other legal requirements. These include those related to institutional risk control and the resolution of disputes or inquiries.

Various sources are used to collect information about you, including (i) information you provide to us at the time you establish a relationship, (ii) information provided in applications, forms or instruction letters completed by you, (iii) information about your transactions with us or our affiliated companies, and/or (iv) information we receive through an outside source, such as a bank or credit bureau. In order to maintain the integrity of client information, we have procedures in place to update such information, as well as to delete it when appropriate. We encourage you to communicate such changes whenever necessary.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic, personal information (such as your name, address or tax identification number) about our clients or former clients to anyone, except as permitted or required by law. We maintain physical, electronic and procedural safeguards to protect such information, and limit access to such information to those employees who require it in order to provide products or services to you.

The law permits us to share client information with companies that are affiliated with us which provide financial, credit, insurance, trust, legal, accounting and administrative services to us or our clients. This allows us to enhance our relationship with you by providing a broader range of products to better meet your needs and to protect the assets you may hold with us by preserving the safety and soundness of our firm.

THE INDIA FUND, INC.

PRIVACY POLICY OF
BLACKSTONE ASIA ADVISORS L.L.C.

Finally, we are also permitted to disclose nonpublic, personal information to unaffiliated outside parties who assist us with processing, marketing or servicing a financial product, transaction or service requested by you, administering benefits or claims relating to such a transaction, product or service, and/or providing confirmations, statements, valuations or other records or information produced on our behalf.

It may be necessary, under anti-money laundering or other laws, to disclose information about you in order to accept your subscription. Information about you may also be released if you so direct, or if we or an affiliate are compelled to do so by law, or in connection with any government or self-regulatory organization request or investigation.

We are committed to upholding this Privacy Policy. We will notify you on an annual basis of our policies and practices in this regard and at any time that there is a material change that would require your consent.

THE INDIA FUND, INC.

Investment Manager: Blackstone Asia Advisors L.L.C. an affiliate of The Blackstone Group

Administrator: Blackstone Asia Advisors L.L.C.

Sub-Administrator: PFPC Inc.	Asia
Transfer Agent: PFPC Inc.	Advisors L.L.C.
The India Fund, Inc.
Custodian: Deutsche Bank AG	Semi-Annual Report
June 30, 2006

The Fund has adopted the Investment Manager’s proxy voting policies and procedures to govern the voting of proxies relating to its voting securities. You may obtain a copy of these proxy voting procedures, without charge, by calling 1-866-800-8933 and by visiting the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of its fiscal year on Form N-Q. You may obtain a copy of these filings by visiting the Securities and Exchange Commission’s website at www.sec.gov or its Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is sent to shareholders of the Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

The India Fund, Inc.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
01/01/06 to 01/31/06	None	None	None	None
02/01/06 to 02/28/06	None	None	None	None
03/01/06 to 03/31/06	150,937.1444 (1)	40.2290	150,937.1444	None
04/01/06 to 04/30/06	None	None	None	None
05/01/06 to 05/31/06	None	None	None	None
06/01/06 to 06/30/06	None	None	None	None
Total	150,937.1444		150,937.1444

(1) These shares were purchased in connection with the Fund’s regular, semi-annual repurchase offer announced on February 24, 2006 that expired on March 17, 2006. In connection with this offer, the Fund offered to repurchase up to 5% of its outstanding shares of common stock. 150,937.1444 shares were validly tendered for cash at a price approximately equal to the Fund’s net asset value of March 24, 2006.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11.    Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The India Fund, Inc.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, President
(principal executive officer)

Date August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, President
(principal executive officer)

Date August 25, 2006

By (Signature and Title)*	/s/ Brian S. Chase

Brian S. Chase, Treasurer
(principal financial officer)

Date August 25, 2006

* Print the name and title of each signing officer under his or her signature.